SEGMENT AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of segment revenue, significant segment expenses, and segment net income

The following table summarizes the Group’s segment revenue, significant segment expenses, and segment net income:

	Year Ended December 31,
	2025	2024	2023
Revenue	$245,604	$242,176	$244,383
Less:
Payroll expenses – included in cost of revenues (1)	8,215	7,328	7,339
Payroll expenses – included in operating expenses (1)	119,113	108,424	110,680
Office rent and maintenance	8,704	11,974	11,445
Other segment items (2)	100,617	106,468	113,478
Net income	$8,955	$15,311	$8,780

(1)	Payroll expenses exclude share-based compensation expenses.

(2)	Other segment items include other cost of revenues, depreciation and amortization, share based compensation, other research and development, other selling and marketing, other general and administrative, financial income, and taxes on income.

Schedule of total revenues

The following presents total revenues for the years ended December 31, 2025, 2024 and 2023 and long-lived assets (including ROU assets) as of December 31, 2025, 2024 and 2023.

	Year Ended and as of December 31,
	2025		2024		2023
	Total	Long- lived	Total	Long- lived	Total	Long- lived
	revenues	assets	revenues	assets	revenues	assets
The Americas, principally the United States	$127,992	$4,130	$125,204	$4,684	$126,419	$5,026
Europe	77,986	119	76,624	180	78,939	277
Eastern Asia	34,057	964	32,745	829	35,352	859
Israel	5,569	54,112	7,603	54,162	3,673	41,443
	$245,604	$59,325	$242,176	$59,855	$244,383	$47,605